Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
Capital Management [abstract]
Schedule of Capital

At December 31,	2018	2017
Total equity	$10,961	$24,173
Operating borrowings	–	1,200
Long-term debt and repayable government contributions, including current portion	8,082	11,284
Total	19,043	36,657
Less Cash and cash equivalents and restricted cash	8,737	22,414
Total capital employed	$10,306	$14,243